Intangible asset	12 Months Ended
Dec. 31, 2019
18. Intangible asset
Acquired computer software
RMB’000
Cost
At January 1, 2018	-
Additions	9
At December 31, 2018 and 2019	9

Accumulated amortization
At January 1, and December 31 2018	-
Amortization	2
At January 1, 2019	2

Net book value
At December 31, 2018	9
At December 31, 2019	7